Going Concern Uncertainties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern Uncertainties Details Narrative
Net income/(loss)	$ 95,003	$ 50,304	$ (1,045,590)
Accumulated deficit	$ (2,408,374)	$ (2,503,377)